Commitments and contingencies (Disclosure of commitments and contingencies) (Details)	Dec. 31, 2021 CAD ($)
Disclosure of contingent liabilities [line items]
Outstanding commitments and contingencies for shares transferred	$ 633,900
Within 1 year [Member]
Disclosure of contingent liabilities [line items]
Outstanding commitments and contingencies for shares transferred	633,900
Over 1 year [Member]
Disclosure of contingent liabilities [line items]
Outstanding commitments and contingencies for shares transferred	$ 0